Deposits	12 Months Ended
Mar. 31, 2013
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2012 and March 31, 2013 were as follows:

	As of March 31,
	2012		2013		2013
	(In millions)
Interest-bearing:
Savings deposits	Rs.	739,974.6	Rs.	882,099.8	US$	16,179.3
Time deposits		1,272,083.3		1,556,162.2		28,543.0

Total interest-bearing deposits		2,012,057.9		2,438,262.0		44,722.3
Non-interest-bearing deposits		452,991.7		522,271.9		9,579.5

Total	Rs.	2,465,049.6	Rs.	2,960,533.9	US$	54,301.8

As of March 31, 2012 and March 31, 2013, time deposits of Rs. 1,001,480.1 million and Rs. 1,230,190.8 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2012 and March 31, 2013, time deposits in excess of Rs.0.1 million aggregated Rs. 1,177,770.9 million and Rs. 1,442,585.6 million, respectively.

As of March 31, 2013, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2013
	(In millions)
Due to mature in the fiscal year ending March 31:
2014	Rs.	1,230,190.8	US$	22,564.0
2015		175,228.5		3,214.0
2016		50,842.4		932.6
2017		26,176.8		480.2
2018		69,427.1		1,273.4
Thereafter		4,296.6		78.8

Total	Rs.	1,556,162.2	US$	28,543.0